Interim Consolidated Statement of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares		Share Capital	[2]	Additional paid in capital	Treasury Share	Retained earnings	Cumulative other comprehensive income	Redeemable convertible preferred shares		Total
Balance at Dec. 31, 2020					$ 34,226		$ 28,342	$ 1,321	$ 101,205		$ 63,804
Balance (in Shares) at Dec. 31, 2020	124,671,507	[1]				(85)			39,779,261	[1]
Exercise of share option and vested RSUs					187						187
Exercise of share option and vested RSUs (in Shares)	853,836	[1]
Share-based compensation expense					3,402						3,402
Other comprehensive income:								(1,211)			(1,211)
Net income							11,386				11,386
Balance at Jun. 30, 2021					37,815		39,728	110	$ 101,205		77,568
Balance (in Shares) at Jun. 30, 2021	125,525,343					(85)			39,779,261	[1]
Balance at Dec. 31, 2021					(153,072)		78,438	1,372			(73,347)
Balance (in Shares) at Dec. 31, 2021	187,680,294					(85)
Exercise of share option and vested RSUs					4,683						4,683
Exercise of share option and vested RSUs (in Shares)	1,968,473
Share-based compensation expense					6,463						6,463
Exercise of public warrants					5						5
Exercise of public warrants (in Shares)	500
Other comprehensive income:								(2,381)			(2,381)
Other comprehensive income: (in Shares)
Net income							88,635				88,635
Balance at Jun. 30, 2022					$ (141,921)		$ 167,073	$ (1,009)			$ 24,058
Balance (in Shares) at Jun. 30, 2022	189,649,267					(85)

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse share split.
[2]	Less than 1 USD